Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

30.	COMMITMENTS AND CONTINGENCIES

Capital commitments

As of December 31, 2017, the Company has the following commitments to purchase certain computer and network equipment, land use right and construction in progress:

	RMB	US$
2018	255,059	39,202
2019	104,926	16,127
2020	203,555	31,286
2021	72,939	11,211
2022 and thereafter	663,661	102,003

	1,300,140	199,829

Operating lease commitments

The Company leases facilities in the PRC, Hong Kong and United States under non-cancelable operating leases expiring on different dates. For the years ended December 31, 2015, 2016 and 2017, total rental expenses for all operating leases amounted to RMB92,520, RMB93,869 and RMB89,780 (US$16,305), respectively. As of December 31, 2017, the Company has future minimum lease payments under non-cancelable operating leases with initial terms in excess of one year in relation to office premises and data center space consisting of the following:

	RMB	US$
2018	115,066	17,685
2019	92,916	14,281
2020	68,309	10,499
2021	55,430	8,519
2022 and thereafter	184,925	28,423

	516,646	79,407

Payments under operating leases are expensed on a straight-line basis over the periods of their respective leases. The terms of the leases do not contain material rent escalation clauses or contingent rents.

Bandwidth and cabinet capacity purchase commitments

As of December 31, 2017, the Company had outstanding purchase commitments in relation to bandwidth and cabinet capacity consisting of the following:

	RMB	US$
2018	469,344	72,137
2019	88,405	13,588
2020	59,172	9,095
2021	39,823	6,121
2022 and thereafter	34,874	5,360

	691,618	106,301

Managed Network Services

As of December 31, 2017, the Company was in the process of negotiation with the seller of the Managed Network Entities on the quality assessment of the fiber optic network subsequent to the completion of construction. As this is a pending event subsequent to the acquisition which is unrelated to the original acquisition, the Company concluded that the accounting for any settlement should be separated from that of the business combination. Based on the Company’s best estimate, the fair value of the related contingent consideration in shares of RMB47,755, as determined based on the remeasured amount of December 31, 2012, is accrued as a contingent payable pursuant to ASC 450, Contingencies. The Company is negotiating with the seller of the Managed Network Entities to come to an agreement on the quality assessment of the fiber optic network as of December 31, 2017 and the Company’s estimate of the contingent payable remains unchanged.

Income Taxes

As of December 31, 2017, the Company has recognized an accrual of RMB16,511 (US$2,538) for unrecognized tax benefits and its interest (Note 22). The final outcome of the tax uncertainty is dependent upon various matters including tax examinations, interpretation of tax laws or expiration of statutes of limitation. However, due to the uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties. As of December 31, 2017, the Company classified the accrual for unrecognized tax benefits as a non-current liability.

Securities Litigation

In 2014, the Company and certain of its officers and directors were named as defendants in two putative securities class actions filed in U.S. federal district courts in Texas, The complaints in both actions alleged that certain of the Company’s financial statements and other public disclosures contained misstatements or omissions and asset claims under the U.S. securities laws. In 2016, the Company filed a motion to dismiss the complaint and in 2017, the magistrate judge issued a report and recommendation to deny the Company’s motion to dismiss.

On April 9, 2018, the lead plaintiff of the putative class action filed an unopposed motion for preliminary approval of class action settlement, requesting that, among others, the Court preliminarily approve a settlement agreement that the parties reached to settle the case for RMB58,808 (US$9,000). The unopposed motion for preliminary approval is currently pending before the Court.

The Company assessed that the settlement is probable and recorded an estimated loss after deduction of insurance claim of RMB10,007 (US$1,538) within accrued expenses and other payables in the consolidated balance sheets as of December 31, 2017.